Inventory (Tables)	6 Months Ended
Dec. 31, 2024
Inventory [Abstract]
Schedule of inventory

	December 31, 2024	June 30, 2024

	(In thousands of US Dollars)
Current assets
Raw materials	509	—
Stock in transit	212	—
	721	—